EFFECT FROM IFRS 15 IMPLEMENTATION - Statement of profit or loss (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Service revenue	₽ 410,890	₽ 390,761	₽ 386,486
Revenue	480,293	442,911	435,692
Cost of services	112,401	123,779	130,158
Cost of goods	63,869	45,623	45,574
Selling, general and administrative expenses	87,946	95,186	94,046
Depreciation and amortization	104,588	79,912	81,582
Operating profit	116,185	96,100	87,669
Profit before tax	83,851	75,567	67,609
Income tax expense	16,969	18,977	15,138
Profit for the year	66,882	56,590	52,471
Profit for the period attributable to:
Owners of the Company	6,848	₽ 56,042	₽ 48,474
As if IFRS 15 was not applied
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Service revenue	413,067
Revenue	482,470
Cost of services	114,458
Cost of goods	64,169
Selling, general and administrative expenses	91,887
Depreciation and amortization	100,687
Operating profit	115,965
Profit before tax	83,631
Income tax expense	16,925
Profit for the year	66,706
Profit for the period attributable to:
Owners of the Company	6,672
IFRS 15 adjustments
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Service revenue	(2,177)
Revenue	(2,177)
Cost of services	(2,057)
Cost of goods	(300)
Selling, general and administrative expenses	(3,941)
Depreciation and amortization	3,901
Operating profit	220
Profit before tax	220
Income tax expense	44
Profit for the year	176
Profit for the period attributable to:
Owners of the Company	₽ 176